Share-based payments (Tables)	12 Months Ended
Aug. 31, 2022
Share-based payments
Summary of share based payments

			Expected	Risk-free
Grant date	Exercise price	Market price	volatility	interest rate	Expected life
	$	$	%	%	[years]
May 27, 2020	3.70	3.70	84	0.4	5
May 27, 2020	2.78	3.70	84	0.4	5
October 23, 2020	3.70	3.70	97	0.4	5
November 24, 2020	16.29	13.03	101	0.4	5
February 23, 2021	15.75	15.05	103	0.6	5
May 14, 2021	8.98	9.06	105	0.8	5
July 14, 2021	9.25	9.01	105	0.7	5
September 21, 2021	8.85	8.58	106	0.9	5
January 22, 2022	5.65	5.52	107	1.5	5

Summary of number options granted outstanding

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2020	516,216	3.41
Granted	1,148,310	12.86
Forfeited	(5,405)	3.70
Balance at August 31, 2021	1,659,121	9.95
Granted	152,500	6.70
Forfeited	(102,500)	13.59
Exercised	(2,703)	3.70
Balance at August 31, 2022	1,706,418	9.45

Summary of range of number of options outstanding and weighted average remaining contractual life

	Number of	Weighted average	Weighted average
	options	grant date	remaining
Exercise price	outstanding	fair value	contractual life	Exercisable
$	#	$	[years]	options
3.70	345,946	2.42	2.75	325,253
2.78	162,162	2.59	2.75	162,162
3.70	10,810	2.69	3.00	7,883
16.29	440,000	9.33	8.25	440,000
15.75	120,000	11.28	3.50	45,000
8.98	500,000	6.91	3.75	500,000
8.85	25,000	6.55	9.25	25,000
5.65	102,500	4.28	4.50	102,500

Schedule of warrants

		Number of	Weighted average
		warrants	remaining
Grant date	Exercise price	outstanding	contractual life
	$	#	[years]
November 23, 2020	16.53	151,800	3.25